Investments - Operating Lease Asset - Summary of future minimum lease payments (Details) - USD ($) $ in Thousands		Sep. 30, 2025		Dec. 31, 2024	Dec. 31, 2023
Future minimum lease payments
Total operating lease liabilities - ground leases		$ 49,788		$ 54,501	$ 49,481
Ground lease by STORE capital tenants
Future minimum lease payments
Total lease payments		117,100
Ground leases
Future minimum lease payments
Remainder of 2025		707
2026		2,619		3,092
2027		2,619		3,098
2028		2,649		3,098
2029		2,738		3,128
2030		2,760		3,216
Thereafter		106,515		113,536
Total lease payments		120,607		129,168
Less imputed interest		(72,942)		(77,460)
Total operating lease liabilities - ground leases		47,665		51,708
Ground leases | Ground lease by STORE capital
Future minimum lease payments
Remainder of 2025		14
2026		57		57
2027		57		57
2028		57		57
2029		58		57
2030		60		58
Thereafter		3,198		3,258
Total lease payments		3,501		3,544
Less imputed interest		(2,883)		(2,923)
Total operating lease liabilities - ground leases		618		621
Ground leases | Ground lease by STORE capital tenants
Future minimum lease payments
Remainder of 2025	[1]	693
2026		2,562	[1]	3,035
2027		2,562	[1]	3,041
2028		2,592	[1]	3,041
2029		2,680	[1]	3,071
2030		2,700	[1]	3,158
Thereafter		103,317	[1]	110,278
Total lease payments		117,106	[1]	125,624
Less imputed interest		(70,059)	[1]	(74,537)
Total operating lease liabilities - ground leases		$ 47,047	[1]	$ 51,087

[1]	STORE Capital’s tenants, who are generally sub-tenants under the ground leases, are responsible for paying the rent under these ground leases. In the event the tenant fails to make the required ground lease payments, the Company would be primarily responsible for the payment, assuming the Company does not re-tenant the property or sell the leasehold interest. Of the total $117.1 million commitment, $85.7 million is due for periods beyond the current term of the Company’s leases with the tenants. Amounts exclude contingent rent due under one lease where the ground lease payment, or a portion thereof, is based on the level of the tenant’s sales.